Share capital (Tables)	12 Months Ended
Oct. 31, 2019
Share capital [Abstract]
Capital Structure
Ordinary shares at 10 pence each as at October 31, 2019 (October 31, 2018: 10 pence each)

		October 31, 2019		October 31, 2018		April 30, 2017
	Note	Shares	$m	Shares	$m	Shares	$m
Issued and fully paid
At November 1 /May 1		436,800,513	65.8	229,674,479	39.7	228,706,210	39.6
Shares issued to satisfy option awards		6,109,091	0.1	1,894,673	0.2	968,269	0.1
Shares utilized to satisfy option awards		(4,804,817)	-	-	-	-	-
Share reorganisation		(74,521,459)	(18.7)	(16,935,536)	(2.9)	-	-
Shares issued relating to acquisition of the HPE Software business	38	-	-	222,166,897	28.8	-	-
At October 31		363,583,328	47.2	436,800,513	65.8	229,674,479	39.7

“B” shares at 335.859391 pence each (October 31, 2018: 168 pence each)

	October 31, 2019		October 31, 2018		April 30, 2017
	Shares	$m	Shares	$m	Shares	$m
Issued and fully paid
At November 1 / May 1	-	-	-	-	-	-
Issue of B shares	413,784,754	1,800.0	229,799,802	500.0	-	-
Redemption of B shares	(413,784,754)	(1,800.0)	(229,799,802)	(500.0)	-	-
At October 31	-	-	-	-	-	-

Deferred D Shares at 10 pence each

	October 31, 2019		October 31, 2018		April 30, 2017
	Shares	$m	Shares	$m	Shares	$m
Issued and fully paid
At November 1 / May 1	-	-	-	-	-	-
Issue of Deferred shares	74,521,459	-	-	-	-	-
Redemption of Deferred shares	(74,521,459)	-	-	-	-	-
At October 31	-	-	-	-	-	-

Treasury share movements and share buy-back costs are shown below:

	12 months ended October 31, 2019	18 months ended October 31, 2018	Total
Treasury shares	Number	Number	Number
Share buy-backs	29,160,054	9,858,205	39,018,259
Shares issued to satisfy option awards	(4,804,817)	-	(4,804,817)
Share reorganisation	(4,012,537)	-	(4,012,537)
	20,342,700	9,858,205	30,200,905

Share buy-back numbers:
Ordinary shares bought on the London Stock Exchange	25,766,919	8,567,659	34,334,578
ADRs purchased on the New York Stock Exchange	3,393,135	1,290,546	4,683,681
	29,160,054	9,858,205	39,018,259

Share buy-back cost:	$m	$m	$m
Share buy-back cost	538.8	171.2	710.0
Expenses	5.9	0.5	6.4
	544.7	171.7	716.4